Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss for the year	$ (105,865)	$ (142,869)	$ (20,910)
Adjustments to reconcile net loss to net cash flows from operating activities:
Net loss attributable to redeemable non-controlling interest	1,237	282
Unrealized foreign currency loss	3,310	5,066	6,748
Changes in fair value of earnout liability	(841)	2,239
Changes in seller indemnification	841	(2,239)
(Gain) / loss from equity investments	(342)	2,059
Depreciation expense	6,917	7,981	6,659
Amortization expense	27,288	21,699	16,137
Disposal of property and equipment			597
Write-off of leasehold improvements		3,661
Impairment of long-lived assets and goodwill	5,106	1,917
Stock based compensation expense	12,338	7,312	11,686
Amortization of lease right-of-use assets	5,319	3,417	3,923
Interest and penalties	1,263	2,082	1,228
Income tax benefit	(12,625)	(21,478)	(9,666)
Allowance for credit expected losses	3,238	12,270	4,294
Provision for contingencies	3,862	11,096	1,603
Changes in assets and liabilities, net of non-cash transactions:
(Increase) / Decrease in trade accounts receivable, net of credit expected loss	(71,201)	108,894	13,823
(Increase) / Decrease in related party receivable	(12,138)	13,897	(10,905)
(Increase) / Decrease in other assets and prepaid expenses	(14,045)	27,105	19,695
Increase / (Decrease) in accounts payable and accrued expenses	21,631	(37,750)	16,651
Increase / (Decrease) in travel accounts payable	44,544	(75,888)	(19,459)
Increase / (Decrease) in other liabilities	29,372	(300)	4,391
Decrease in contingent liabilities	(1,577)	(3,008)	(1,990)
Increase / (Decrease) in related party payable	15,418	(63,810)	3,678
Decrease in lease liabilities	(5,792)	(1,990)	(4,573)
Increase in deferred revenue	4,534	10	628
Net cash flows (used in) / provided by operating activities	(38,208)	(118,345)	44,238
Cash flows from investing activities:
Payments for acquired business, net of cash acquired	(5,750)	2,743	(228)
Acquisition of property and equipment	(2,368)	(3,458)	(5,942)
Increase of intangible assets, including internal-use software and website development	(18,823)	(14,028)	(24,614)
Net cash flows used in investing activities	(26,941)	(14,743)	(30,784)
Cash flows from financing activities:
Net decrease in short-term debt	(178)	(14,288)	(11,507)
Increase in short-term debt	17,034
Decrease in short-term debt	(9,803)
Increase in long-term debt	3,943	640
Decrease in long-term debt	(2,913)	(375)
Exercise of stock based awards	889	370	564
Purchase of treasury stock			(42,237)
Proceeds from issuance of preferred shares		200,000
Payments of expenses related to preferred shares and warrants	(170)	(12,098)
Payment of dividends to preferred shareholders	(9,972)	(553)
Net cash flows (used in) / provided by financing activities	(1,170)	173,696	(53,180)
Effect of exchange rate changes on cash and cash equivalents	(4,943)	(3,767)	1,181
Net (decrease) / increase in cash and cash equivalents	(71,262)	36,841	(38,545)
Cash and cash equivalents and restricted cash as of beginning of the year	350,485	313,644	352,189
Cash and cash equivalents and restricted cash as of end of the year	279,223	350,485	313,644
Supplemental cash flow information
Cash paid for income tax	2,455	3,427	9,106
Interest paid	$ 5,161	4,948	5,767
Financed portion of acquisition		$ 10,168	$ 10,696